ORDINARY SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ORDINARY SHARE
Authorized share capital	$ 500,000
Ordinary shares, authorized	5,000,000,000
Class A ordinary shares
ORDINARY SHARE
Ordinary shares, authorized	4,900,000,000	4,900,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, outstanding	141,231,394	139,303,366
Class B ordinary shares
ORDINARY SHARE
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, outstanding	15,222,020	16,542,020
Other classes, Ordinary Shares
ORDINARY SHARE
Ordinary shares, authorized	50,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001